Leases - Summary of Right-of-use Assets (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	$ 1,386,254
Business acquisition (note 4)	1,132,815	$ 499,797
Additions	1,696,171	54,063
Amortization for the period	(473,009)	(378,309)
Impairment loss related to right-of-use assets (notes 8 and 9)	(142,345)
Effect of movements in exchange rates	(58,739)	33,959
Ending balance	3,541,147	1,386,254
IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		1,176,744
Building and building components
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	1,307,745
Business acquisition (note 4)	1,132,815	499,797
Additions	1,696,171
Amortization for the period	(454,821)	(364,740)
Impairment loss related to right-of-use assets (notes 8 and 9)	(142,345)
Effect of movements in exchange rates	(55,856)	33,959
Ending balance	3,483,709	1,307,745
Building and building components | IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		1,138,729
Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	78,509
Additions		54,063
Amortization for the period	(18,188)	(13,569)
Effect of movements in exchange rates	(2,883)
Ending balance	$ 57,438	78,509
Equipment | IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		$ 38,015